Non-cash items (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Non-cash Items
Depreciation	$ 921	$ 497
Change in fair value of derivative financial instruments (Note 11)	819	199
Share-based compensation expense (Note 13)	189	875
Accretion of provision for reclamation	36	27
Deferred income tax expense (Note 8)	1,291	899
Accretion of lease liabilities (Note 10)	70	1
Deferred revenue (Note 9)	(415)	578
Accretion of deferred revenue (Note 9)	84	112
Foreign exchange losses	190	165
Total non-cash items	$ 1,547	$ 2,955